SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Management has performed a review of all events and transactions occurring after September 30, 2025 for items that would require adjustment to or disclosure in the accompanying condensed consolidated financial statements, noting no such items or transactions other than the following.

On October 8, 2025, the Company collected the remaining $500,000 of its promissory note with a maturity date of October 18, 2025, issued in connection with the Company’s private placement offering. This was recorded as a subscription receivable on the condensed consolidated balance sheet as of September 30, 2025.

On October 9, 2025, the Company paid the $149,179 outstanding liability to the University of Pittsburgh related to the corporate research agreement for the pre-clinical development of SNAP-CAR T-cells targeting HER2. This was recorded within accrued expenses on the condensed consolidated balance sheet as of September 30, 2025.

Since September 30, 2025, the Company issued a total of 182,500 shares of common stock. Of the shares issued, 75,000 shares were related to an exercise of 75,000 pre-funded warrants, 40,000 shares were issued in connection with the SEPA, and 67,500 shares were issued in exchange for services.